Stock Based Compensation (Details) - Schedule of share based compensation operating expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of share based compensation operating expenses [Abstract]
Selling and marketing expenses	$ 93,439	$ 92,885	$ (14,483)
General and administrative expenses	74,911	67,099
Total charges (reversals) of share-based compensation expenses	$ 168,350	$ 159,984	$ (14,483)